Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities - Level 2 [Member] - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	R$ (11,985)	R$ (7,846)
Fair value	(11,839)	(7,562)
Trade receivables with credit cards companies and sales tickets [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	424	155
Fair value	424	155
Swaps of annual rates between currencies [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	(36)	(11)
Fair value	(36)	(11)
Interest rate swaps [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	2	4
Fair value	2	4
Interest rate swaps - CRI [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	180	3
Fair value	180	3
Borrowings and financing (fair value) [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	(313)	(341)
Fair value	(313)	(341)
Borrowings and financing (amortized cost) [Member]
Financial instruments (Details) - Schedule of fair value hierarchy of financial assets and liabilities [Line Items]
Carrying amount	(12,242)	(7,656)
Fair value	R$ (12,096)	R$ (7,372)